Equity - Schedule of Warrant Activities (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Activities [Line Items]
Number of shares issuable, Outstanding and exercisable	686,667	686,667	686,667
Weight-average exercise price, Outstanding and exercisable	$ 286.2	$ 286.2	$ 286.2
Number of shares issuable, Granted
Weight-average exercise price, Granted
Number of shares issuable, Exercised
Weight-average exercise price, Exercised
Number of shares issuable, Ending Balance	686,667	686,667	686,667
Weight-average exercise price, Ending Balance	$ 286.2	$ 286.2	$ 286.2
Number of shares issuable, Outstanding and exercisable	686,667	686,667	686,667
Weight-average exercise price, Outstanding and exercisable	$ 286.2	$ 286.2	$ 286.2